Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
16.	Subsequent Events

On January 10, 2025, the Company paid a regular quarterly cash dividend of $663 for the third quarter of 2024 to all shareholders of record as of December 27, 2024 (Note 11).

On March 17, 2025, the Company declared a regular quarterly cash dividend of $0.01 per share for the fourth quarter of 2024, which was paid on April 10, 2025 to all shareholders of record as of March 27, 2025.

On April 7, 2025, the Compensation Committee of our board of directors approved a further amendment and restatement of our 2022 Equity Incentive Plan to increase the aggregate number of common shares reserved for issuance under the plan to 400,000 shares, and granted awards under the plan of an aggregate of 275,000 restricted common shares to the members of the Company's board of directors and 85,000 common shares to certain of the Company’s service providers and to the sole director of the Company’s commercial manager, a non-employee. The fair value of each share on the grant date was $1.20. 79,500 shares vested on April 7, 2025, 113,000 shares will vest on October 7, 2025 and 167,500 shares will vest on April 7, 2026.